Shareholders' Equity	9 Months Ended
Sep. 30, 2023
Text block [abstract]
Shareholders' Equity
9.	Shareholders’ Equity
a) Pursuant to the Company’s bylaws, the capital stock of the Company consisted as of September 30, 2023 of a minimum fixed portion of Ps. 238,749 (nominal amount), represented by a total of
63,220’260,000
shares (including treasury shares available for placement in accordance with the provisions of the Mexican Securities Market Law) (
Ley del Mercado de Valores
), all of them “B” shares.
b) As of September 30, 2023 and December 31, 2022, the Company’s capital stock was represented by
62,879’000,000
outstanding “B” shares and 63,325,000,000 shares (20,554,697,460 “AA” shares, 488,283,894 “A” shares and 42,282,018,646 “L” shares), respectively, not including treasury shares.
c) As of September 30, 2023 and December 31, 2022, the Company’s treasury held for placement in accordance with the provisions of the Mexican Securities Market Law (
Ley del Mercado de Valores
) and the Mexican General Regulations applicable to Securities Issuers (
Disposiciones de carácter general aplicables a las Emisoras de Valores y a otros participantes del Mercado de Valores)
issued by the National Banking and Securities Commission
(Comisión Nacional Bancaria y de Valores)
, a total amount of
341’260,000
shares all Series “B”; and 56,000,000 shares all of them Series “L”, respectively all acquired pursuant to the Company’s share repurchase program.
d) Company’s “B” shares are registered common and
no-par
value shares with full voting rights.
Dividends
On April 27, 2023, the Company’s shareholders approved, among other resolutions, the payment of a dividend of Ps. 0.46
(forty-six
peso cents) per share to each of the shares of its capital stock. It was approved, that such dividend would be paid in two installments of Ps. 0.23
(twenty three peso cents) each, on July 17 and November 13, 2023 respectively. As of the date of the accompanying unaudited interim condensed consolidated financial statements, the first disbursement was paid.
On April 20, 2022, the Company’s shareholders approved, among other resolutions, the payment of a dividend of Ps. 0.44 (forty-four peso cents) per share to each of the shares series of its capital stock “AA”, “A” and “L”. It was approved, that such dividend would be paid in one installment, on August 29, 2022.
Legal Reserve
According to the General Corporations Law (
Ley General de Sociedades Mercantiles)
, companies must allocate from the net profit of each year, at least 5% to increase the legal reserve until it reaches 20% of its capital stock. This reserve may not be distributed to shareholders during the existence of the Company, except as a stock dividend. As of September 30, 2023 and December 31, 2022, the legal reserve amounted to Ps. 358,440.
Restrictions on Certain Transactions
Pursuant to the Company’s bylaws any transfer of more than 10% of the full voting shares, effected in one or more transactions by any person or group of persons acting in concert, requires prior approval by our Board of Directors. However, if the Board of Directors denies such approval, the Company’s bylaws require it to designate an alternate transferee, who must pay market price for the shares as quoted on the Bolsa Mexicana de Valores, S.A.B. de C.V.
Payment of Dividends
Dividends, either in cash or in kind, paid with respect to the “B” shares or “B” share ADSs will generally be subject to a 10% Mexican withholding tax (provided that no Mexican withholding tax will apply to distributions of net taxable profits generated before 2014).
Non-resident
holders could be subject to a lower tax rate, to the extent that they are eligible for benefits under an income tax treaty to which Mexico is a party.